TAXES RECEOVERABLE (Tables)	3 Months Ended
Mar. 31, 2025
Schedule Of Income Taxes Recoverable And Canadian Sales Taxes
	March 31, 2025	December 31, 2024
VAT recoverable	$536	$179
GST recoverable	13	17
	$549	$195